As filed with the Securities and Exchange Commission on December 18, 2008

Securities Act File No. 333-152080

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

Fidelity Advisor Series I

(Exact Name of Registrant as Specified in Charter)

82 Devonshire Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

1-617-563-7000

(Registrant’s Area Code and Telephone Number)

Scott C. Goebel, Secretary

82 Devonshire Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

With copies to:

Joseph R. Fleming, Esq.

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

FIDELITY ADVISOR SERIES I

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Explanatory Note

Part C—Other Information

Signature Page

Exhibits

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 for Fidelity Advisor Series I (“Registrant”) incorporates by reference: (i) Registrant’s Part A contained in Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on September 9, 2008 (SEC Accession No. 0001193125-08-193143); and (ii) Registrant’s Part B contained in Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on August 8, 2008 (SEC Accession No. 0001193125-08-172116). This Post-Effective Amendment is being filed for the purpose of filing as exhibits the opinions and consents of counsel supporting the tax matters and consequences to shareholders in the reorganizations of Capital One Capital Appreciation Fund and Capital One Mid Cap Equity Fund, each a series of Capital One Funds, with and into Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, respectively, each a series of the Registrant.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Declaration of Trust, dated January 16, 2002, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement.

(b) Certificate of Amendment to the Declaration of Trust, dated June 16, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to the combined Proxy Statement and Prospectus.

(5) Not applicable.

(6) (a) Management Contract, dated August 1, 2007, between Fidelity Advisor Balanced Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(b) Management Contract, dated August 1, 2007, between Fidelity Advisor Dividend Growth Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(c) Management Contract, dated November 1, 2007, between Fidelity Advisor Dynamic Capital Appreciation Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement.

(d) Management Contract, dated August 1, 2007, between Fidelity Advisor Equity Growth Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(e) Management Contract, dated August 1, 2007, between Fidelity Advisor Equity Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(f) Management Contract, dated August 1, 2007, between Fidelity Advisor Equity Value Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(g) Management Contract, dated August 1, 2007, between Fidelity Advisor Fifty Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(h) Management Contract, dated August 1, 2007, between Fidelity Advisor Growth & Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(i) Management Contract, dated August 1, 2007, between Fidelity Advisor Growth Opportunities Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(j) Management Contract, dated August 1, 2007, between Fidelity Advisor Large Cap Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(k) Management Contract, dated August 1, 2007, between Fidelity Advisor Leveraged Company Stock Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(l) Management Contract, dated November 1, 2007, between Fidelity Advisor Mid Cap Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement.

(m) Management Contract, dated October 1, 2007, between Fidelity Advisor Small Cap Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(n) Management Contract, dated August 1, 2007, between Fidelity Advisor Strategic Growth Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(14) of Post-Effective No. 75 to the Registrant’s Form N-1A Registration Statement.

(o) Management Contract, dated October 1, 2007, between Fidelity Advisor Value Strategies Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(p) Management Contract, dated August 1, 2007, between Fidelity Advisor Floating Rate High Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(q) Management Contract, dated August 1, 2007, between Fidelity Advisor High Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(r) Management Contract, dated August 1, 2007, between Fidelity Advisor High Income Advantage Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(s) Management Contract, dated August 1, 2007, between Fidelity Advisor Mid Cap II Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(t) Management Contract, dated August 1, 2007, between Fidelity Advisor Value Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(u) Management Contract, dated August 1, 2007, between Fidelity Real Estate High Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(v) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Balanced Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(w) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Balanced Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(x) Sub-Advisory Agreement, dated November 19, 1998, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Dividend Growth Fund, is incorporated herein by reference to Exhibit (5)(z) of Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement.

(y) Sub-Advisory Agreement, dated November 19, 1998, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Dividend Growth Fund, is incorporated herein by reference to Exhibit (5)(aa) of Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement.

(z) Sub-Advisory Agreement, dated November 19, 1998, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Dynamic Capital Appreciation Fund), is incorporated herein by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement.

(aa) Sub-Advisory Agreement, dated November 19, 1998, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Dynamic Capital Appreciation Fund), is incorporated herein by reference to Exhibit (5)(dd) of Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement.

(bb) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Equity Growth Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(cc) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Equity Growth Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(dd) Sub-Advisory Agreement, dated February 26, 1999, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Equity Income Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(ee) Sub-Advisory Agreement , dated February 26, 1999, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Equity Income Fund, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(ff) Sub-Advisory Agreement, dated April 19, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Equity Value Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement.

(gg) Sub-Advisory Agreement, dated April 19, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Equity Value Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement.

(hh) Sub-Advisory Agreement, dated June 15, 2000, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Fifty Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(ii) Sub-Advisory Agreement, dated June 15, 2000, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Fifty Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(jj) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Growth & Income Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(kk) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Growth & Income Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(ll) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Growth Opportunities Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(mm) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Growth Opportunities Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(nn) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Large Cap Fund, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(oo) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Large Cap Fund, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(pp) Sub-Advisory Agreement, dated November 16, 2000, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Leveraged Company Stock Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(qq) Sub-Advisory Agreement, dated November 16, 2000, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Leveraged Company Stock Fund, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(rr) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(ss) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(tt) Sub-Advisory Agreement, dated July 16, 1998, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Small Cap Fund, is incorporated herein by reference to Exhibit (5)(w) of Post-Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement.

(uu) Sub-Advisory Agreement, dated July 16, 1998, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Small Cap Fund, is incorporated herein by reference to Exhibit (5)(x) of Post-Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement.

(vv) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Strategic Growth Fund, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(ww) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Strategic Growth Fund, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(xx) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Value Strategies Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(yy) Sub-Advisory Agreement, dated February 1, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Advisor Value Strategies Fund, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement.

(zz) Sub-Advisory Agreement, dated February 26, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Advisor Balanced Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(aaa) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Balanced Fund, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(bbb) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Dividend Growth Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(ccc) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Dynamic Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(ddd) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(eee) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Income Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(fff) Sub-Advisory Agreement, dated April 19, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Value Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement.

(ggg) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Fifty Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(hhh) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(iii) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(jjj) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(kkk) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Leveraged Company Stock Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(lll) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(mmm) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(nnn) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund), is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(ooo) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Value Strategies Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement.

(ppp) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Research & Analysis Company, and Fidelity Advisor Floating Rate High Income Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(qqq) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Research & Analysis Company, and Fidelity Advisor High Income Fund is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(rrr) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Research & Analysis Company, and Fidelity Advisor High Income Advantage Fund is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(sss) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Research & Analysis Company, and Fidelity Advisor Mid Cap II Fund is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(ttt) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Research & Analysis Company, and Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(uuu) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Mid Cap II Fund is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(vvv) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(www) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Advisor Floating Rate High Income Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(xxx) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Advisor High Income Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(yyy) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Advisor High Income Advantage Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(zzz) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Advisor Mid Cap II Fund is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(aaaa) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(bbbb) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(cccc) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company, Fidelity Research & Analysis Company, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(dddd) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust’s (File No. 2-11517) Post-Effective Amendment No. 108.

(eeee) Schedule A, dated April 2, 2007, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity

Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(53) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 76.

(ffff) Form of Schedule A to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Value Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(gggg) Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(19) of Fidelity Hastings Street Trust’s (File No. 002-11517) Post-Effective Amendment No. 110.

(hhhh) Schedule A, dated April 2, 2007, to the Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(56) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(iiii) Form of Schedule A to the Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Value Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(jjjj) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor

Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(21) of Fidelity Hastings Street Trust’s (File No. 002-11517) Post-Effective Amendment No. 110.

(kkkk) Schedule A, dated April 2, 2007 to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(59) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 76.

(llll) Form of Schedule A to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Value Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(mmmm) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(23) of Fidelity Hastings Street Trust’s (File No. 002-11517) Post-Effective Amendment No. 110.

(nnnn) Schedule A, dated April 2, 2007, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(62) of Fidelity Securities Funds’ (File No. 002-93601) Post-Effective Amendment No. 76.

(oooo) Form of Schedule A to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Value Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(pppp) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund’s (File No. 002-75010) Post-Effective Amendment No. 62.

(qqqq) Schedule A, dated October 18, 2007, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(10) of Fidelity Court Street Trust’s (File No. 002-58774) Post-Effective Amendment No. 87.

(7) (a) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(b) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(c) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Dynamic Capital Appreciation Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(d) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(e) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(f) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Value Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(g) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Fifty Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(h) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Growth & Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(i) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(j) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(k) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Leveraged Company Stock Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(l) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(m) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Small Cap Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(n) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Strategic Growth Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(o) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Series I on behalf of Fidelity Advisor Value Strategies Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement.

(p) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(q) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Series I on behalf of Fidelity Advisor High Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement.

(r) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Series I on behalf of Fidelity Advisor High Income Advantage Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(s) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap II Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(t) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Series I on behalf of Fidelity Real Estate High Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(u) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Series I on behalf of Fidelity Advisor Value Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement.

(v) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(w) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(x) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(8) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through May 14, 2006 is incorporated herein by reference to Exhibit (f)(1) of Fidelity Central Investment Portfolios LLC (File No. 811-21667) Amendment No. 6.

(9) (a) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Fifty Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid-Cap Fund, and Fidelity Advisor Value Strategies Fund are incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 72.

(b) Appendix A, dated June 29, 2007, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Advisor Fifty Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid-Cap Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Hastings Street Trust’s (File No. 002-11517) Post-Effective Amendment No. 116.

(c) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Leveraged Company Stock Fund, and Fidelity Advisor Strategic Growth Fund are incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(d) Appendix A, dated January 31, 2008, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A and Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Leveraged Company Stock Fund, and Fidelity Advisor Strategic Growth Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Central Investment Portfolio II LLC’s (File No. 811-22083) Post-Effective Amendment No. 4.

(e) Appendix B, dated August 7, 2007 to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Leveraged Company Stock Fund, and Fidelity Advisor Strategic Growth Fund is incorporated herein by reference to Exhibit (g)(5) of Fidelity Investment Trust’s (File No. 002-90649) Post-Effective Amendment No. 101.

(f) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund and Fidelity Advisor Value Fund are incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(g) Appendix A dated December 19, 2007, to the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund and Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement.

(h) Appendix B, dated August 10, 2007, between Mellon Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund and Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement.

(i) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund are incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(j) Appendix A, dated January 22, 2008 to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund is incorporated herein by reference to Exhibit (g)(7) of Fidelity Advisor Series VIII’s (File No. 002-86711) Post-Effective Amendment No. 89.

(k) Appendix B, dated February 28, 2008 to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund is incorporated herein by reference to Exhibit (g)(8) of Fidelity Advisor Series VIII’s (File No. 002-86711) Post-Effective Amendment No. 89.

(l) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, and Fidelity Real Estate High Income Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(m) Appendix A, dated October 25, 2007, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (g)(13) of Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement.

(n) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap II Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 73.

(o) Appendix A, dated June 29, 2007 to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap II Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 76.

(p) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(d) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(q) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(e) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(r) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(f) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(s) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(g) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(t) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit (8)(h) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(u) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit (8)(i) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(v) Schedule A-1, Part I and Part IV dated December 14, 2007, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Court Street Trust’s (File No. 002-58774) Post-Effective Amendment No. 87.

(10) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class T is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class B is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class B is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(i) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class C is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(j) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(k) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class A is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(l) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class T is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(m) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class B is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(n) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class C is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(o) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(p) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class A is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(q) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class T is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(r) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class B is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(s) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class C is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(t) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(u) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(v) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class T is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(w) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class B is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement.

(x) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement.

(y) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement.

(z) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class A is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(aa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class T is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(bb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class B is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(cc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(dd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class A is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(ff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class T is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(gg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class B is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(hh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class C is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(jj) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class A is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(kk) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class T is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(ll) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class B is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(mm) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class C is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(nn) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(oo) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class A is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(pp) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class T (formerly known as Class A) is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(qq) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class B is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(rr) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Class C is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ss) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(tt) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dynamic Capital Appreciation Fund: Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(uu) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dynamic Capital Appreciation Fund: Class T is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(vv) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Dynamic Capital Appreciation Fund): Class B is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ww) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Dynamic Capital Appreciation Fund): Class C is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(xx) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Dynamic Capital Appreciation Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(yy) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class A is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(zz) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class T is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(aaa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class B is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(bbb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class C is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ccc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ddd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Class A is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(eee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Class T is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(fff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund (currently Fidelity Advisor Value Strategies Fund): Class B is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ggg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund (currently Fidelity Advisor Value Strategies Fund): Class C is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement.

(hhh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund (currently Fidelity Advisor Value Strategies Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(iii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Initial Class is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement.

(jjj) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Class K is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement.

(kkk) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class A is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(lll) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class T is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(mmm) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class B is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(nnn) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class C is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ooo) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement.

(ppp) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Fifty Fund: Class A is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(qqq) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Fifty Fund: Class T is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(rrr) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Fifty Fund: Class B is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(sss) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Fifty Fund: Class C is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(ttt) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Fifty Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement.

(uuu) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class A is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(vvv) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class T is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement.

(www) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class B is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement.

(xxx) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class C is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement.

(yyy) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement.

(zzz) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class A is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(aaaa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class T is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(bbbb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class B is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(cccc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class C is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(dddd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(eeee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Fidelity Floating Rate High Income Fund is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(ffff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class A is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(gggg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class T is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(hhhh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class B is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(iiii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class C is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(jjjj) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(kkkk) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class A is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(llll) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class T is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(mmmm) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class B is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(nnnn) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class C is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(oooo) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(pppp) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class A is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(qqqq) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class T is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(rrrr) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class B is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(ssss) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class C is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(tttt) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(uuuu) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class A is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(vvvv) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class T is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(wwww) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class B is incorporated herein by reference to Exhibit (m)(100) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(xxxx) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class C is incorporated herein by reference to Exhibit (m)(101) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(yyyy) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(102) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(zzzz) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (m)(103) of Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement.

(aaaaa) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement, and/or Advisor Classes, dated March 20, 2008, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Advisor Floating Rate High Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Advisor High Income Fund, Advisor High Income Advantage Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Advisor Mid Cap II Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, Advisor Value Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Mt. Vernon Street Trust’s (File No. 002-79755) Post-Effective Amendment No. 51.

(bbbbb) Schedule I, dated March 20, 2008, to Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement, and/or Advisor Classes, dated March 20, 2008, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Advisor Floating Rate High Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Advisor High Income Fund, Advisor High Income Advantage Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Advisor Mid Cap II Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, Advisor Value Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Mt. Vernon Street Trust’s (File No. 002-79755) Post-Effective Amendment No. 51.

(11) Opinion and Consent of Dechert LLP, counsel to Fidelity Advisor Growth & Income Fund and Fidelity Advisor Mid Cap II Fund, as to the legality of shares being registered is incorporated herein by reference to Exhibit (11) of the Registrant’s Form N-14 Registration Statement (filed July 2, 2008).

(12) (a) Opinion and Consent of Reed Smith LLP supporting the tax matters and consequences to shareholders in the reorganization of Capital One Capital Appreciation Fund with and into Fidelity Advisor Growth & Income Fund is filed herewith as Exhibit 12(a).

(b) Opinion and Consent of Reed Smith LLP supporting the tax matters and consequences to shareholders in the reorganization of Capital One Mid Cap Equity Fund with and into Fidelity Advisor Mid Cap II Fund is filed herewith as Exhibit 12(b).

(13) Not applicable.

(14) (a) Consent of Ernst & Young LLP is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 1 to the Registrant’s Form N-14 Registration Statement (filed September 9, 2008).

(b) Consent of Deloitte & Touche LLP is incorporated herein by reference to Exhibit 14(b) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).

(c) Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit 14(c) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).

(15) Not applicable.

(16) (a) Power of attorney for Abigail P. Johnson, dated April 1, 2007, which is incorporated herein by reference to Exhibit 16(a) of the Registrant’s Form N-14 (filed July 2, 2008).

(b) Power of attorney for Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm and Anthony H. Zacharski, dated August 1, 2008, which is incorporated herein by reference to Exhibit 16(b) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).

(17) Form of Proxy Card is incorporated herein by reference to Exhibit 17 of the Registrant’s Form N-14 (filed July 2, 2008).

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 18th day of December, 2008.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

(Signature)	(Title)	(Date)

/s/ Kenneth B. Robins	President and Treasurer	December 18, 2008
Kenneth B. Robins	(Principal Executive Officer)

/s/ Christine Reynolds	Chief Financial Officer	December 18, 2008
Christine Reynolds	(Principal Financial Officer)

/s/ Edward C. Johnson 3d	† Trustee	December 18, 2008
Edward C. Johnson 3d

/s/ James C. Curvey	* Trustee	December 18, 2008
James C. Curvey

/s/ Dennis J. Dirks	* Trustee	December 18, 2008
Dennis J. Dirks

/s/ Alan J. Lacy	* Trustee	December 18, 2008
Alan J. Lacy

/s/ Ned C. Lautenbach	* Trustee	December 18, 2008
Ned C. Lautenbach

/s/ Joseph Mauriello	* Trustee	December 18, 2008
Joseph Mauriello

/s/ Cornelia M. Small	* Trustee	December 18, 2008
Cornelia M. Small

/s/ William S. Stavropoulos	* Trustee	December 18, 2008
William S. Stavropoulos

/s/ David M. Thomas	* Trustee	December 18, 2008
David M. Thomas

/s/ Michael E. Wiley	* Trustee	December 18, 2008
Michael E. Wiley

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007, which is incorporated herein by reference to Exhibit 16(a) of the Registrant’s Form N-14 (filed July 2, 2008).

* By: /s/ Joseph R. Fleming

Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2008, which is incorporated herein by reference to Exhibit 16(b) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).